GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
Institutional Class Ticker: MXIUX
Investor Class Ticker: MXFDX
(the “Fund”)
Supplement dated January 7, 2022 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2021, as supplemented
Effective immediately, Michael Swell, CFA will no longer serve as a portfolio manager of the Fund. All references to Mr. Swell in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.
In addition, effective immediately, Ashish Shah has been added as a portfolio manager of the Fund. The following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:
The table titled “Portfolio Managers” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:
Name	Title	Portfolio Manager of Fund Since
GSAM
Ashish Shah	Managing Director, Co-Head Global Fixed Income and Liquidity Solutions	2022
Ron Arons, CFA	Managing Director, Portfolio Manager	2021
Paul Seary, CFA	Vice President, Portfolio Manager	2021
Wellington
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Campe Goodman, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2017
Robert D. Burn, CFA	Managing Director and Fixed Income Portfolio Manager	2017
Under the “GSAM” sub-section of the “Sub-Advisers” section of the Prospectus, the following paragraph is hereby incorporated:
•Ashish Shah is co-head of the Global Fixed Income and Liquidity Solutions business. He also serves as global head of GSAM's Cross-Sector Strategy and is a member of the Fixed Income Strategy Group. Mr. Shah joined GSAM in 2018 as a Partner. Mr. Shah was previously at AllianceBernstein from 2010 to 2018, where he most recently was the Chief Investment Officer for Global Credit and Head of Fixed Income.
Under the “Other Accounts Managed” sub-section of the Goldman Sachs Asset Management, L.P. section of the SAI, the following is hereby incorporated:
	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Ashish Shah*	87	$436,075	326	$285,947	30,473	$616,796	0	$0	41	$11,621	31	$16,826
Ron Arons, CFA	26	$7,050	27	$10,314	5,344	$289,012	0	$0	7	$919	7	$1,890
Paul Seary, CFA	18	$5,509	6	$1,534	2,979	$135,297	0	$0	4	$41	1	$163
*
 The information is provided as of November 30, 2021.
Under the “Ownership of Securities” sub-section of the Goldman Sachs Asset Management, L.P. section of the SAI, the disclosure is hereby deleted in its entirety and replaced with the following:
The portfolio managers did not own any shares of the Funds as of January 7, 2022.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, Summary Prospectus and SAI for the Fund, each dated April 30, 2021, as supplemented.
Please keep this Supplement for future reference.